Derivative Liability (Details 1)	9 Months Ended
Feb. 29, 2016 USD ($)
Derivative Liability Details 1
Derivative liability beginning balance
Derivative loss due to new issuances	$ 2,245,183
Mark to market adjustment at February 29, 2016	(373,033)
Derivative liability ending balance	$ 1,872,150